Taxation - Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ (107,117)	¥ (78,471)	¥ (13,038)
Additions	(6,383)	(35,746)	(66,967)
Reversals	4,860	7,100	1,534
Balance at end of the year	¥ (108,640)	¥ (107,117)	¥ (78,471)